Investment in an Associate (Details) - Schedule of Quoted Market Price - Greifenberg Digital Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Quoted Market Price [Line Items]
Country of Incorporation	Canada
Principal Activities	Investment holding
Paid Up Capital	$ 2,087,000
Percentage Owned	23.96%	23.96%